Intangible Assets - Summary of Significant Goodwill Amounts (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Goodwill allocated to the cash-generating unit at balance sheet date		$ 9,032	$ 9,093
Average EBITDA (as defined)* margin over the initial 5-year period		22.50%
Americas Cement [member]
Disclosure of information for cash-generating units [line items]
Goodwill allocated to the cash-generating unit at balance sheet date	[1]	$ 2,155	$ 1,629
Discount rate applied to the cash flow projections (real pre-tax)	[1]	7.70%	7.60%
Average EBITDA (as defined)* margin over the initial 5-year period	[1]	48.50%	39.10%
Value-in-use (present value of future cash flows)	[1]	$ 8,103	$ 8,051
Excess of value-in-use over carrying amount	[1]	$ 3,238	$ 4,041
Long-term growth rates	[1]	1.60%	1.80%
Americas Building Products [member]
Disclosure of information for cash-generating units [line items]
Goodwill allocated to the cash-generating unit at balance sheet date	[1]	$ 2,573	$ 2,115
Discount rate applied to the cash flow projections (real pre-tax)	[1]	8.00%	8.40%
Average EBITDA (as defined)* margin over the initial 5-year period	[1]	18.30%	18.30%
Value-in-use (present value of future cash flows)	[1]	$ 12,977	$ 9,802
Excess of value-in-use over carrying amount	[1]	$ 7,653	$ 5,654
Long-term growth rates	[1]	1.60%	1.80%
AMAT South [member]
Disclosure of information for cash-generating units [line items]
Goodwill allocated to the cash-generating unit at balance sheet date		$ 998
Discount rate applied to the cash flow projections (real pre-tax)		8.00%
Average EBITDA (as defined)* margin over the initial 5-year period		17.80%
Value-in-use (present value of future cash flows)		$ 5,140
Excess of value-in-use over carrying amount		$ 2,492
Long-term growth rates		1.60%

[1]	2019 disclosures represent the prior year CGU classification of Americas Cement and Americas Building Products